Cover	Feb. 07, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	AMC Entertainment Holdings, Inc. (the “Company”, or “AMC”) filed a Current Report on Form 8-K on February 7, 2023 to disclose the consummation of the previously announced forward purchase agreement (the “Forward Purchase Agreement”), dated as of December 22, 2022 by and between the Company and Antara Capital LP (the “Investor”). This Amendment No. 1 on Form 8-K/A is being filed solely to clarify the description
Document Period End Date	Feb. 07, 2023
Entity File Number	001-33892
Entity Registrant Name	AMC ENTERTAINMENT HOLDINGS, INC.
Entity Central Index Key	0001411579
Entity Tax Identification Number	26-0303916
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One AMC Way
Entity Address, Address Line Two	11500 Ash Street
Entity Address, City or Town	Leawood
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	213-2000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	AMC
Security Exchange Name	NYSE
AMC Preferred Equity Units, each constituting a depositary share representing a 1/100th interest in a share of Series A Convertible Participating Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	AMC Preferred Equity Units
Trading Symbol	APE
Security Exchange Name	NYSE